Income Taxes (Components Of Earnings Before Income Tax And Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 26, 2013	May 27, 2012	May 29, 2011
Earnings from continuing operations before income taxes:
Earnings from continuing operations before income taxes, U.S.									$ 509.4	$ 621.4	$ 631.4
Earnings from continuing operations before income taxes, Foreign									13.0	16.6	16.2
Earnings before income taxes	159.8	173.2	43.1	146.3	200.7	217.8	72.5	147.0	522.4	638.0	647.6
Income taxes, Current
Current, Federal									86.7	97.0	121.9
Current, State and local									20.4	26.0	17.5
Current, Foreign									3.5	2.4	0.1
Total current									110.6	125.4	139.5
Income taxes, Deferred
Total deferred									(2.1)	36.1	28.8
Income taxes									109.8	161.5	168.9
U.S.
Income taxes, Deferred
Deferred, Federal									6.9	37.6	28.3
Deferred, State and local									(7.7)	(1.5)	1.1
Total deferred									(0.8)	36.1	29.4
Income taxes									$ 109.8	$ 161.5	$ 168.9